INVENTORY, NET (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
INVENTORY, NET
Raw materials	$ 3,241,903	$ 2,933,891
Work-in-progress	704,991	1,153,558
Finished goods	8,078,288	8,750,350
Inventory Valuation Reserves, Ending Balance	(30,711)	(314,915)
Total inventory	$ 11,994,471	$ 12,522,884